UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6604

Dreyfus BASIC Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	02/28
Date of reporting period:	05/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

                        (INSERT SCHEDULE OF INVESTMENTS HERE)

	STATEMENT OF INVESTMENTS
	Dreyfus Basic Money Market Fund, Inc.
	May 31, 2010 (Unaudited)

	Negotiable Bank Certificates of Deposit--17.5%	Principal Amount ($)		Value ($)
	Bank of Tokyo-Mitsubishi Ltd. (Yankee)
	0.40%, 8/6/10	30,000,000		30,000,000
	Credit Agricole CIB (Yankee)
	0.30%, 7/22/10	20,000,000		20,000,000
	Deutsche Bank AG (Yankee)
	0.30%, 7/19/10	30,000,000		30,000,000
	Royal Bank of Scotland PLC (Yankee)
	0.50%, 8/12/10	35,000,000		35,000,000
	Unicredit Bank AG (Yankee)
	0.34%, 7/12/10	35,000,000		35,000,000
	Total Negotiable Bank Certificates of Deposit
	(cost $150,000,000)			150,000,000
	Commercial Paper--14.6%
	Banco Bilbao Vizcaya Argentaria
	0.31%, 7/8/10	40,000,000		39,987,256
	BNP Paribas Finance Inc.
	0.22%, 6/1/10	30,000,000		30,000,000
	NRW Bank
	0.50%, 8/23/10	25,000,000	a	24,971,180
	Societe Generale N.A. Inc.
	0.23%, 6/1/10	30,000,000		30,000,000
	Total Commercial Paper
	(cost $124,958,436)			124,958,436
Asset	-Backed Commercial Paper--19.4%
	Alpine Securitization Corp.
	0.21%, 6/1/10	30,000,000	a	30,000,000
	Atlantis One Funding Corp.
	0.20%, 6/1/10	35,000,000	a	35,000,000
	Cancara Asset Securitisation Ltd.
	0.30%, 7/8/10	35,000,000	a	34,989,208
	CHARTA LLC
	0.50%, 8/23/10	35,000,000	a	34,959,653
	Grampian Funding Ltd.
	0.31%, 7/12/10	30,000,000	a	29,989,408
	Total Asset-Backed Commercial Paper
	(cost $164,938,269)			164,938,269
	Corporate Note--4.7%
	Bank of America Securities LLC
	0.37%, 6/1/10
	(cost $40,000,000)	40,000,000		40,000,000
	U.S. Government Agency--11.7%
	Federal National Mortgage Association
	0.30%, 7/21/10
	(cost $99,987,579)	100,000,000	[b,c]	99,987,579
	Time Deposits--11.1%

Commerzbank AG (Grand Cayman)
0.22%, 6/1/10		30,000,000	30,000,000
DnB NOR Bank ASA (Grand Cayman)
0.19%, 6/1/10		35,000,000	35,000,000
KBC Bank N.V. (Grand Cayman)
0.20%, 6/1/10		30,000,000	30,000,000
Total Time Deposits
(cost $95,000,000)			95,000,000
Repurchase Agreements--21.0%
Barclays Capital, Inc.
0.19%, dated 5/28/10, due 6/1/10 in the amount of
$40,000,844 (fully collateralized by	$29,314,200 U.S.
Treasury Bills, due 7/29/10, value $29,306,520 and
$11,218,500 U.S. Treasury Bonds, 4.38%, due 5/15/40,
value $11,493,527)		40,000,000	40,000,000
Deutsche Bank Securities Inc.
0.20%, dated 5/28/10, due 6/1/10 in the amount of
$100,002,222 (fully collateralized by	$47,086,000
Federal Farm Credit Bank, 3.75%, due 12/6/10, value
$48,753,629 and $53,254,000 Federal Home Loan
Mortgage Corp., 1%, due 5/25/12, value $53,247,255)		100,000,000	100,000,000
Morgan Stanley
0.19%, dated 5/28/10, due 6/1/10 in the amount of
$40,000,844 (fully collateralized by	$59,225,000 Resolution
Finance Corp. Strips, due 10/15/19, value $40,802,472)		40,000,000	40,000,000
Total Repurchase Agreements
(cost $180,000,000)			180,000,000
Total Investments (cost $854,884,284)		100.0%	854,884,284
Cash and Receivables (Net)		.0%	263,603
Net Assets		100.0%	855,667,803

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities amounted to $189,909,449 or 22.2% of net assets.
b On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and Federal
Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c Variable rate security--interest rate subject to periodic change.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	854,884,284
Level 3 - Significant Unobservable Inputs	-
Total	854,884,284

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(e) below, which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Directors) in accordance with

Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	July 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)